Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 4,089	$ 3,115	$ 4,032
Service
Disaggregation of Revenue [Line Items]
Revenue	3,483	2,640	3,101
Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,363	1,744	1,931
Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	424	298	568
Digital and betting services
Disaggregation of Revenue [Line Items]
Revenue	163	114	76
Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	534	484	527
Product
Disaggregation of Revenue [Line Items]
Revenue	606	476	931
Lottery products
Disaggregation of Revenue [Line Items]
Revenue	123	121	110
Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	339	205	581
Other
Disaggregation of Revenue [Line Items]
Revenue	144	149	240
Global Lottery
Disaggregation of Revenue [Line Items]
Revenue	2,812	2,164	2,293
Global Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	2,690	2,043	2,183
Global Lottery | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,363	1,744	1,931
Global Lottery | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Digital and betting services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	327	299	252
Global Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	123	121	110
Global Lottery | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	123	121	110
Global Lottery | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming
Disaggregation of Revenue [Line Items]
Revenue	1,112	837	1,648
Global Gaming | Service
Disaggregation of Revenue [Line Items]
Revenue	630	483	842
Global Gaming | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	424	298	568
Global Gaming | Digital and betting services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	206	186	274
Global Gaming | Product
Disaggregation of Revenue [Line Items]
Revenue	482	354	806
Global Gaming | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	339	205	581
Global Gaming | Other
Disaggregation of Revenue [Line Items]
Revenue	143	148	225
Digital & Betting
Disaggregation of Revenue [Line Items]
Revenue	165	115	91
Digital & Betting | Service
Disaggregation of Revenue [Line Items]
Revenue	163	114	76
Digital & Betting | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Digital & Betting | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Digital & Betting | Digital and betting services
Disaggregation of Revenue [Line Items]
Revenue	163	114	76
Digital & Betting | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Digital & Betting | Product
Disaggregation of Revenue [Line Items]
Revenue	1	1	15
Digital & Betting | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Digital & Betting | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Digital & Betting | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 1	$ 1	$ 15